INVENTORIES (Schedule of Inventory) (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Inventory Disclosure [Abstract]
Raw materials, parts and supplies	$ 17,138	$ 16,214
Work in progress and assembled raw materials	14,371	11,894
Finished products	33,981	17,322
Inventory, Net	$ 65,490	$ 45,430